Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	2023	2022
	$	$
Ore in stockpiles	—	5,943
Tailings	—	2,616
Gold-in-circuit inventory	458	4,451
Refined precious metals	380	37
Supplies and other	6,365	4,594
Total inventories	7,203	17,641